Property and Equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and Equipment, net

Property and equipment consisted of the following:

	March 31,	December 31,
	2017	2016
Leasehold improvements	$98,357	$98,357
Testing equipment	145,503	145,503
Furniture and fixtures	15,348	15,348
Computer equipment	15,277	15,277
Office equipment	2,694	2,694
	277,179	277,179
Less accumulated depreciation and amortization	(178,705)	(163,159)
	$98,474	$114,020

For the three months ended March 31, 2017 and 2016, depreciation and amortization expense was $15,545 and $8,492, respectively, of which $7,325 and $5,515 was included in research and development expense, respectively, and $8,220 and $2,977 was included in general and administrative expense, respectively.

4.	Property and Equipment, net

Property and equipment consisted of the following:

	December 31,
	2016	2015
Leasehold improvements	$98,357	$98,357
Testing equipment	145,503	145,503
Furniture and fixtures	15,348	15,189
Computer equipment	15,277	12,082
Office equipment	2,694	2,694
	277,179	273,825
Less accumulated depreciation and amortization	(163,159)	(103,030)
	$114,020	$170,795

For the years ended December 31, 2016 and 2015, depreciation and amortization expense was $60,129 and $53,741, respectively, of which $27,490 and $37,508 was included in research and development expense, respectively, and $32,639 and $16,233 was included in general and administrative expense, respectively.